CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

NOTE 9 - CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

	2022	2021

Contract assets	15,348	12,076

Contract assets represent earned but not invoiced commission income from merchandise sales and delivery services revenue. All contract assets are short-term and their maturities are less than 1 month (2021: less than 1 month).

	2022	2021

Contract liabilities and merchant advances	638,556	360,146

These amounts relate to undelivered orders and include contract liabilities, which will be released to revenues, as well as advances received from customers for marketplace transactions amounting to TRY380,139 thousand (2021: TRY216,660 thousand), where the Group acts as an agent, which are credited as a payable to the merchant (note 7) when delivery is complete. Average delivery date varies between 1 –4 days.